Average Annual Total Returns - Delaware Tax-Free Pennsylvania Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	(8.53%)	1.25%	2.13%	(15.76%)	(0.12%)	1.41%	(15.76%)	(0.24%)	1.35%	(8.19%)	0.64%	1.84%	(13.32%)	0.04%	1.11%	(11.47%)	1.05%	2.93%	Dec. 31, 2013